Notes to the Statement of Profit or Loss	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Notes to the Statement of Profit or Loss	Notes to the Statement of Profit or Loss Revenues and Revenues Recognition

in 000' €	2023	2022	2021
Product Sales, Net	85,037	84,899	66,861
Royalties	116,386	99,871	65,576
License Fees	151	56,389	43
Milestone Payments	2,840	3,216	19,952
Service Fees	15,028	19,365	19,726
Other	18,836	14,527	7,454
Licenses, Milestones and Other	36,855	93,497	47,175
Total	238,278	278,267	179,612
The following overview shows the Group’s regional distribution of revenue on the basis of the customer location:

in 000' €	2023	2022	2021
Germany	0	0	0
Europe (excluding Germany)	26,794	28,739	19,075
Asia	8	597	4,253
USA	211,476	248,931	156,284
Total	238,278	278,267	179,612
47% of the Group's revenues was generated with the customer Janssen, 16% with McKesson and 15% with Incyte (2022: 35% with Janssen, 15% with HI-Bio, 12% with McKesson; 2021: 36% with Janssen, 14% with Incyte, 9% with GSK).
Of the sales generated in Europe in 2023, a total of € 25.6 million is attributable to Switzerland (2022: € 28.0 million to Switzerland; 2021: € 16.0 million to the United Kingdom).
The following overview shows the timing of the satisfaction of performance obligations:

in 000' €	2023	2022	2021
At a Point in Time	223,251	258,831	159,843
Over Time	15,028	19,437	19,769
Total	238,278	278,267	179,612
Of the total revenues generated in 2023, a total of € 119.2 million were recognized from performance obligations that were fulfilled in previous periods and related to milestone payments and royalties (2022: € 103.1 million; 2021: € 85.5 million).
In 2023 the revenues from Service Fees are presented in the category "Over Time" for the satisfaction of the performance obligation. In 2022 and 2021 the revenue recognition criteria relating to the Service Fees was also "Over Time", however were shown in our notes disclosures as "At a Point in Time", which has now been corrected in 2023.
For the effects from the agreements with Novartis regarding the potential business combination of MorphoSys via a voluntary takeover offer and with Incyte on the sale of tafasitamab on February 5, 2024, please refer to the section "6.9 - Subsequent events" of the notes.
Cost of Sales
Cost of sales consisted of the following:

in 000' €	2023	2022	2021
Expensed Acquisition or Production Cost of Inventories	30,706	28,765	12,618
Personnel Expenses	8,153	9,530	11,630
Impairment (+) and Reversals of Impairment (-) on Inventories	7,400	0	0
Impairment, Amortization and Other Costs of Intangible Assets	10,694	9,785	7,409
External Services	1	31	289
Depreciation and Other Costs for Infrastructure	1,300	404	221
Other Costs	101	105	28
Total	58,354	48,620	32,195

For the effects from the agreements with Novartis regarding the potential business combination of MorphoSys via a voluntary takeover offer and with Incyte on the sale of tafasitamab on February 5, 2024, please refer to the section "6.9 - Subsequent events" of the notes.
Operating ExpensesResearch and Development Expenses
Research and development expenses consisted of the following:

in 000' €	2023	2022	2021
Personnel Expenses	80,166	64,952	65,941
Consumable Supplies	341	3,817	4,055
Impairment, Amortization and Other Costs of Intangible Assets	16,337	14,799	7,859
External Services	170,856	198,054	131,467
Depreciation and Other Costs for Infrastructure	10,975	10,779	11,773
Other Costs	4,939	5,411	4,116
Total	283,614	297,812	225,211
Selling Expenses
Selling expenses consisted of the following:

in 000' €	2023	2022	2021
Personnel Expenses	39,820	48,562	63,517
Consumable Supplies	4	49	86
Amortization of Intangible Assets	136	162	138
External Services	32,748	35,826	51,265
Depreciation and Other Costs for Infrastructure	2,345	1,523	870
Other Costs	6,316	6,280	5,667
Total	81,369	92,402	121,543
General and Administrative Expenses
General and administrative expenses consisted of the following:

in 000' €	2023	2022	2021
Personnel Expenses	43,152	32,454	32,589
Consumable Supplies	(327)	115	88
Amortization of Intangible Assets	1,064	1,213	596
External Services	14,618	18,595	35,892
Depreciation and Other Costs for Infrastructure	3,717	5,002	6,885
Other Costs	3,573	2,765	2,242
Total	65,797	60,144	78,292
Personnel Expenses
Personnel expenses consisted of the following:

in 000' €	2023	2022	2021
Wages and Salaries	128,554	136,673	158,094
Social Security Contributions	13,722	12,778	11,191
Share-based Payment Expense	27,439	3,681	2,585
Other	1,577	2,366	1,807
Total	171,291	155,498	173,677
The increase in share-based payment expenses is mainly due to the increase in the share price of MorphoSys AG as of December 31, 2023, compared to the previous year (December 31, 2023: €34.00; December 31, 2022: €13.21), which is used for the valuation of the share-based payment programs.
The cost of defined contribution plans amounted to € 3.2 million in 2023 (2022: € 4.3 million; 2021: € 2.8 million).
The following average number of employees were employed in the various functions in recent fiscal years.

	2023	2022	2021
Production	9	7	7
Research and Development	365	438	440
Selling	63	72	108
General and Administrative	127	130	123
Total	564	647	678
At December 31, 2023 the number of employees amounted to 524 (December 31, 2022: 629; December 31, 2021: 732).
For the effects from the agreements with Novartis regarding the potential business combination of MorphoSys via a voluntary takeover offer and with Incyte on the sale of tafasitamab on February 5, 2024, please refer to the section "6.9 - Subsequent events" of the notes.
Impairment of Goodwill
In the financial year 2023, an impairment of € 1.6 million was recognized on goodwill, which initially resulted from an acquisition in financial year 2010 (2022 € 0.0 million; 2021: € 230.7 million).
Other Income and Expenses, Finance Income and Finance Expenses
The other income is shown in the following overview.

in 000' €	2023	2022	2021
Gain on Foreign Exchange	3,158	11,426	7,640
Grant Income	0	0	5
Income from Other Items	1,810	539	545
Other Income	4,968	11,965	8,190
The other expenses are shown in the following overview.

in 000' €	2023	2022	2021
Loss on Foreign Exchange	(6,250)	(15,030)	(5,944)
Expenses from Other Items	(842)	(554)	(425)
Other Expenses	(7,093)	(15,584)	(6,369)
The finance income is shown in the following overview.

in 000' €	2023	2022	2021
Foreign Exchange Gains	17,526	14,260	18,782
Gains from Measurement at Fair Value	7,143	7,596	15,231
Income from Carrying Amount Adjustments of Financial Liabilities at Amortized cost	149,746	385,592	61,876
Income from Sale of Shares	4,239	0	0
Interest Income	18,316	4,618	723
Gain from Repurchase of own Convertible Bonds	16,393	0	0
Finance Income	213,363	412,066	96,612
The finance expenses are shown in the following overview.

in 000' €	2023	2022	2021
Foreign Exchange Losses	(8,542)	(45,645)	(46,297)
Losses from Measurement at Fair Value	(5,306)	(545)	(4,247)
Effective Interest Expenses from Financial Liabilities at Amortized Cost	(104,273)	(112,717)	(62,252)
Expenses from Carrying Amount Adjustments of Financial Liabilities at Amortized cost	(18,162)	(2,917)	(64,846)
Other Interest Expenses	(4,661)	(2,752)	(2,415)
Interest Expenses on Lease Liabilities	(924)	(1,051)	(1,157)
Bank Fees	(111)	(271)	(242)
Finance Expenses	(141.979)	(165.898)	(181.456)
The explanation of the main components of financial income and financial expenses can be found in Note 4.5, 4.19 and 4.20 of these notes.
For the effects from the agreements with Novartis regarding the potential business combination of MorphoSys via a voluntary takeover offer and with Incyte on the sale of tafasitamab on February 5, 2024, please refer to the section "6.9 - Subsequent events" of the notes.
Income Tax Benefit / Expenses
MorphoSys AG is subject to corporate taxes, the solidarity surcharge and trade taxes. The Company’s corporate income tax rate in the reporting year remained unchanged (15.0%), as did the solidarity surcharge (5.5%) and the effective trade tax rate (10.85%), resulting in a combined tax rate of 26.675%.
The U.S. tax group, comprising of MorphoSys US Inc. and Constellation is subject to Federal Corporate Income Tax of 21.0% and State Income Tax. State Income Taxes reflected a mix of various state tax rates and resulted in an average state tax rate of 6.38%.

in 000' €	2023	2022	2021
Current Tax Benefit / (Expense) (Thereof Regarding Prior Years: kEUR 1,464; 2022: kEUR (577); 2021: kEUR 96)	1,464	(577)	1,172
Deferred Tax Benefit / (Expenses)	(275)	(168,001)	75,419
Total Income Tax Benefit / (Expenses)	1,189	(168,578)	76,591
The Group recognized a total income tax benefit of € 1.2 million in the reporting year 2023. This consisted of a deferred tax expense of € 0.3 million , as well as € 1.5 million current tax benefit, which mainly result from tax allowances recognized for prior years.
The following table reconciles the expected income tax expense to the actual income tax expense as presented in the consolidated financial statements. The combined income tax rate of 26.675% in the 2023 financial year (2022: 26.675%; 2021: 26.675%) was applied to profit before taxes to calculate the statutory income tax expense. This rate consisted of a corporate income tax of 15.0%, a solidarity surcharge of 5.5% on the corporate tax, and an average trade tax of 10.85% applicable to the Group.

in 000' €	2023	2022	2021
Earnings Before Income Taxes	(190,923)	17,520	(591,051)
Expected Tax Rate	26.675%	26.675%	26.675%
Expected Income Tax	50,929	(4,674)	157,663
Tax Effects Resulting from:
Share-based Payment	(1,463)	(358)	(547)
Permanent Differences	(336)	0	(58,971)
Non-Tax-Deductible Items	(395)	(574)	(1,992)
Non-taxable income	1,213	0	0
Derecognition of Deferred Tax Assets on Temporary Differences	(15,847)	(112,354)	(8,117)
Derecognition of Deferred Tax Assets on Tax Losses	(32,975)	(45,953)	(7,817)
Tax Rate Differences to Local Tax Rates	(1,312)	(4,617)	(3,721)
Prior Year Taxes	1,055	0	96
Other Effects	320	(49)	(3)
Actual Income Tax	1,189	(168,578)	76,591
Effective Tax Rate	0.6%	962.2%	13.0%
The permanent differences as of December 31, 2021, related exclusively to the impairment of goodwill.
As of December 31, 2023, the group companies are still in a history of losses. Therefore, the increased requirement for the impairment test according to IAS 12.35 was applied unchanged as in the previous year. In this context, the existence of other substantial indications is required that in the future the availability of corresponding taxable income is no longer only probable, but sufficiently certain. Taking into account these increased recognition requirements, it could not be demonstrated with certainty for the long-term planning period of the Company that corresponding positive tax planning results will be available to ensure the recoverability of the deferred tax assets on temporary differences or tax loss carryforwards. For this reason, deferred tax assets were only capitalized to the extent that they will be offset against the scheduled reversal of deferred tax liabilities in the future and otherwise not recognized or impaired.
Due to the history of losses and the current uncertainties regarding the realization of planned taxable income, corresponding deferred tax assets on loss carry forwards were only recognized as outlined in the following table.

in 000' €	Carry-Forward of Tax Losses
Tax Losses from Prior Years	780,297
Tax Losses from Current Year	125,486
Foreign Currency Translation Differences	(21,238)
Total Tax Losses as of December 31, 2023	884,545
Expected Deferred Tax Assets on Total Tax Losses	207,333
Derecognition of Deferred Tax Assets on Tax Losses	(78,100)
Deferred Tax Assets on Tax Losses	129,233
The tax losses as of December 31, 2023, include losses of € 150.0 million with a limited utilization period, which relate to the U.S. tax group and forfeit from 2027 until 2036. The deferred tax assets on temporary differences, which have not been capitalized in the period, amount to € 15.8 million.
Deferred tax liabilities are presented as non-current items in the consolidated statements of financial position. Deferred tax assets and deferred tax liabilities consisted of the following:

in 000’s €, as of December 31	Deferred Tax Asset 2023	Deferred Tax Asset 2022	Deferred Tax Liability 2023	Deferred Tax Liability 2022
Financial Liabilities from Future Payments to Royalty Pharma	55,495	47,465	397	0
Bonds	0	0	4,823	8,897
Leases	0	0	2,327	1,849
Intangible Assets	14,259	12,808	193,458	195,826
Receivables and Other Assets	0	0	2,282	2,562
Property, Plant and Equipment	0	0	123	239
Provisions	0	0	5	0
Other Liabilities	0	0	2,122	1,355
Tax Losses	129,233	143,949	0	0
Offsetting	(198,987)	(204,222)	(198,987)	(204,222)
Total	0	0	6,550	6,506

	Changes in Deferred Taxes in 2023
in 000' €	Income / (Expense)	Direct Recognition in Equity
Financial Liabilities from Future Payments to Royalty Pharma	7,633	0
Bonds	4,074	0
Leases	(478)	0
Intangible Assets	3,819	0
Receivables and Other Assets	280	0
Property, Plant and Equipment	116	0
Provisions	(5)	0
Other Liabilities	(767)	0
Tax Losses	(14,716)	0
Foreign Currency Translation Differences	(231)	0
Total	(275)	0
As of December 31, 2023 there were no deferred tax items recognized against equity (2022: € 0.0 million; 2021: € 0.0 million).
Earnings per Share
Basic earnings per share are calculated by dividing the 2023 consolidated net loss of € 189,734,199 (2022: consolidated net loss of € 151,058,190; 2021: consolidated net loss of € 514,460,016) by the weighted-average number of ordinary shares outstanding during the respective year (2023: 34,312,744; 2022: 34,155,650; 2021: 33,401,069).
Diluted earnings per share is calculated by taking into account the potential increase in the Group’s ordinary shares as the result of granted stock options, restricted stock units and convertible bonds.
The following table shows the reconciliation of basic earnings per share to diluted earnings per share (in €, except for disclosures in shares).

	2023	2022	2021
Numerator (in €)
Consolidated Net Profit / (Loss) - used in calculating Basic Earnings per Share	(189,734,199)	(151,058,190)	(514,460,016)
Profit used in calculating Diluted Earnings per Share	(189,734,199)	(151,058,190)	(514,460,016)
Denominator (in Shares)
Weighted average Ordinary Shares Used in Calculating Basic Earnings per Share	34,312,744	34,155,650	33,401,069
Weighted average Ordinary Shares and potential Ordinary Shares Used in Calculating Diluted Earnings per Share	34,312,744	34,155,650	33,401,069
Earnings per Share (in €)
Basic	(5.53)	(4.42)	(15.40)
Diluted	(5.53)	(4.42)	(15.40)
The 630,104 restricted stock units are still unvested as of December 31, 2023 and the 1,996,344 shares from the convertible bonds are potentially dilutive shares for 2023, but excluded from the calculation of dilutive earnings per share as it would result in a decline in the loss per share.